Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [Line Items]
Trade payables	€ 9,121	€ 8,217
KKR [member]
Disclosure of trade and other payables [Line Items]
Trade payables	€ 311